FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments, marketable securities, the earn-out provided to Mailvision, and Earn-Out liability related to the acquisition of ACS, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration of the earn-out provided to Mailvision and the Earn-Out liability related to the acquisition of ACS are classified within Level 3 of the fair value hierarchy because these liabilities are based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. Unobservable inputs used in these models are significant. As of December 31, 2016 the Company contingent consideration related to Mailvision was paid in full (see also Note 1b).

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2015
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$101	$-	$101
Marketable securities	52,774	-	52,774
Contingent consideration related to Mailvision	-	(228)	(228)
Earn-Out liability related to the acquisition of ACS	-	(2,109)	(2,109)

Total financial net assets (liabilities)	$52,875	$(2,337)	$50,538

	December 31, 2016
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial liabilities related to foreign currency derivative hedging contracts	$(142)	$-	$(142)
Marketable securities	36,318	-	36,318
Earn-Out liability related to the acquisition of ACS	-	(487)	(487)

Total financial net assets (liabilities)	$36,176	$(487)	$35,689

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2016	$(2,337)
Payment of MV Earn Out liability	233
Adjustment due to change in the forecast of earn-out consideration	1,674
Adjustment due to time change value	(57)

Balance at December 31, 2016	$(487)